Basis of Presentation	9 Months Ended
Sep. 30, 2013
Basis of Presentation

2. Basis of Presentation

The accompanying unaudited consolidated financial statements include the accounts of Stonegate and its subsidiary, NattyMac, and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) for interim financial information and in accordance with the instructions to Form 10-Q and Article 10 of Regulation S-X as promulgated by the Securities and Exchange Commission. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The Company has omitted certain financial disclosures that would substantially duplicate the disclosures in its audited consolidated financial statements as of and for the six months ended June 30, 2013 and as of and for the year ended December 31, 2012, unless the information contained in those disclosures materially changed or is required by GAAP. In the opinion of management, all adjustments, including normal recurring adjustments, necessary for a fair statement of the consolidated financial statements as of and for the three and nine months ended September 30, 2013 and 2012 have been recorded. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013. These unaudited consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements as of and for the six months ended June 30, 2013 and as of and for the year ended December 31, 2012 included in the Company’s final prospectus dated October 9, 2013.

In the normal course of business, companies in the mortgage banking industry encounter certain economic and regulatory risks. Economic risks include interest rate risk and credit risk. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans held for sale and in commitments to originate loans, which may negatively impact the Company’s operations. Conversely, in a decreasing interest rate environment, the value of the Company’s mortgage servicing rights (“MSRs”) may decrease, which could negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale.

As of September 30, 2013, the Company did not have any off-balance sheet arrangements.

On May 14, 2013, the Company granted a stock dividend of 12.861519 shares of common stock for each share of common stock held as of that date, which was determined to be in substance a stock split for accounting and financial reporting purposes. All actual share, weighted-average share and per share amounts and all references to stock compensation data and prices of the Company’s common stock have been adjusted to reflect this stock split for all periods presented.

Certain prior period amounts have been reclassified to conform to the current period presentation.